Construction Backlog (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Construction Backlog [Abstract]
Schedule of Backlog of Signed Construction and Engineering Contract	The following represents the backlog of signed construction and engineering contracts in existence at September 30, 2023 and December 31, 2022, which represents the amount of revenue the Company expects to realize from work to be performed on uncompleted contracts in progress and from contractual agreements in effect at September 30, 2023 and December 31, 2022, respectively, on which work has not yet begun:
	2023	2022
Balance - beginning of period	$6,810,762	$3,217,909
New contracts and change orders during the period	11,756,360	13,803,733
Adjustments and cancellations, net	—	1,086,301
Subtotal	18,567,122	18,107,943
Less: contract revenue earned during the period	(14,566,351)	(11,297,181)
Balance - end of period	$4,000,771	$6,810,762
The following represents the backlog of signed construction and engineering contracts in existence at December 31, 2022 and 2021, which represents the amount of revenue the Company expects to realize from work to be performed on uncompleted contracts in progress and from contractual agreements in effect at December 31, 2022 and December 31, 2021, respectively, on which work has not yet begun:
	2022	2021
Balance - beginning of period	$3,217,909	$25,117,461
New contracts and change orders during the period	13,803,733	3,191,335
Adjustments and cancellations, net	1,086,301	(18,297,197)
Subtotal	18,107,943	10,011,599
Less: contract revenue earned during the period	(11,297,181)	(6,793,690)
Balance - end of period	$6,810,762	$3,217,909

Schedule of Remaining Unsatisfied Performance Obligation on Contracts	The Company expects to satisfy its backlog which represents the remaining unsatisfied performance obligation on contracts as of September 30, 2023 over the following period:
2023
Within 1 year	$4,000,771
1 to 2 years	—
Total Backlog	$4,000,771
The Company expects to satisfy its backlog which represents the remaining unsatisfied performance obligation on contracts as of December 31, 2022 over the following period:
2022
Within 1 year	$6,810,762
Total Backlog	$6,810,762